Exhibit 99.1


Accrued Interest Date:                                 Collection Period Ending:
26-Dec-06                                                              31-Dec-06

Distribution Date:         BMW VEHICLE OWNER TRUST 2006-A               Period #
25-Jan-07                  ------------------------------                      4

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Balances
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
                                                                                 Initial       Period End
    Receivables                                                           $1,153,770,268     $973,318,662
    Reserve Account                                                           $2,772,491       $2,772,491
    Yield Supplement Overcollateralization                                   $44,773,894      $38,171,938
    Overcollateralization                                                           $374       $2,692,841
    Class A-1 Notes                                                         $323,000,000     $146,457,884
    Class A-2 Notes                                                         $308,000,000     $308,000,000
    Class A-3 Notes                                                         $280,000,000     $280,000,000
    Class A-4 Notes                                                         $173,044,000     $173,044,000
    Class B Notes                                                            $24,952,000      $24,952,000

Current Collection Period
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    Beginning Receivables Outstanding                                     $1,016,468,828
    Collections
        Principal Collections
             Receipts of Scheduled Principal                                 $29,955,489
             Receipts of Pre-Paid Principal                                  $12,820,507
             Liquidation Proceeds                                               $222,733
             Principal Balance Allocable to Gross Charge-offs                   $151,438
        Total Principal  Reduction                                           $43,150,166

        Interest Collections
             Receipts of Interest                                             $3,817,077
             Servicer Advances                                                  $116,018
             Reimbursement of Previous Servicer Advances                              $0
             Accrued Interest on Purchased Receivables                                $0
             Recoveries                                                          $24,613
             Net Investment Earnings                                             $10,730
        Total Interest Collections                                            $3,968,438

    Total Collections                                                        $46,967,167

    Ending Receivables Outstanding                                          $973,318,662

Servicer Advance Amounts
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    Beginning Period Unreimbursed Previous Servicer Advance                     $378,308
    Current Period Servicer Advance                                             $116,018
    Current Reimbursement of Previous Servicer Advance                                $0
    Ending Period Unreimbursed Previous Servicer Advances                       $494,326

Collection Account
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    Deposits to Collection Account                                           $46,967,167

    Distribution Amounts Due
        Servicing Fees Due                                                      $847,057
        Class A Noteholder Interest Distribution Due                          $4,130,235
        First Priority Principal Distribution Due                            $14,237,115
        Class B Noteholder Interest Distribution Due                            $107,917
        Second Priority Principal Distribution Due                           $24,952,000
        Reserve Account Deposit Due                                                   $0
        Regular Principal Distribution Due                                    $8,916,843
        Unpaid Trustee Fees Due                                                       $0

        Amounts Paid to the Servicer                                            $847,057
        Amounts Deposited into Note Distribution Account                     $46,120,109
        Amounts Deposited into Reserve Account                                        $0
        Excess Funds Released to Depositor                                            $0
    Total Distributions from Collection Account                              $46,967,167



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Excess Funds Released to the Depositor
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        Release from Reserve Account                                                  $0
        Release from Collection Account                                               $0
    Total Excess Funds Released to the Depositor                                      $0

Note Distribution Account
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    Amount Deposited from the Collection Account                             $46,120,109
    Interest Distribution to Noteholders                                      $4,238,153
    Principal Distribution to Noteholders                                    $41,881,956
    Amount Deposited from the Reserve Account                                         $0
    Amount Paid to Noteholders                                               $46,120,109

Distributions
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    Interest Distributable Amount                                            Current Int       Per $1,000
    Class A-1 Notes                                                             $841,791            $4.47
    Class A-2 Notes                                                           $1,360,333            $4.42
    Class A-3 Notes                                                           $1,197,000            $4.28
    Class A-4 Notes                                                             $731,111            $4.23
    Class B Notes                                                               $107,917            $4.33

    Monthly Principal Distributable Amount                               Current Payment   Ending Balance     Per $1,000      Factor
    Class A-1 Notes                                                          $41,881,956     $146,457,884        $129.67      45.34%
    Class A-2 Notes                                                                   $0     $308,000,000          $0.00     100.00%
    Class A-3 Notes                                                                   $0     $280,000,000          $0.00     100.00%
    Class A-4 Notes                                                                   $0     $173,044,000          $0.00     100.00%
    Class B Notes                                                                     $0      $24,952,000          $0.00     100.00%

Carryover Shortfalls
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                                                                  Prior Period Carryover  Current Payment     Per $1,000
    Class A-1 Interest Carryover Shortfall                                            $0               $0             $0
    Class A-2 Interest Carryover Shortfall                                            $0               $0             $0
    Class A-3 Interest Carryover Shortfall                                            $0               $0             $0
    Class A-4 Interest Carryover Shortfall                                            $0               $0             $0
    Class B Interest Carryover Shortfall                                              $0               $0             $0


Receivables Data
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                                                                        Beginning Period    Ending Period
    Number of Contracts                                                           58,197           56,291
    Weighted Average Remaining Term                                                46.80            46.23
    Weighted Average Annual Percentage Rate                                        5.53%            5.53%

    Delinquencies Aging Profile End of Period                              Dollar Amount       Percentage
        Current                                                             $868,643,504           89.25%
        1-29 days                                                            $88,958,803            9.14%
        30-59 days                                                           $11,880,078            1.22%
        60-89 days                                                            $2,196,227            0.23%
        90-119 days                                                           $1,026,477            0.11%
        120-149 days                                                            $613,573            0.06%
        Total                                                               $973,318,662          100.00%
        Delinquent Receivables +30 days past due                             $15,716,356            1.61%


    Write-offs
        Gross Principal Write-Offs for Current Period                           $151,438
        Recoveries for Current Period                                            $24,613
        Net Write-Offs for Current Period                                       $126,825

        Cumulative Realized Losses                                              $126,825


    Repossessions                                                          Dollar Amount            Units
        Beginning Period Repossessed Receivables Balance                        $936,427               33
        Ending Period Repossessed Receivables Balance                         $1,529,428               58
        Principal Balance of 90+ Day Repossessed Vehicles                         $6,592                1



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Yield Supplement Overcollateralization
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    Beginning Period Required Amount                                         $39,760,951
    Beginning Period Amount                                                  $39,760,951
    Current Distribution Date Required Amount                                $38,171,938
    Current Period Release                                                    $1,589,013
    Ending Period Amount                                                     $38,171,938
    Next Distribution Date Required Amount                                   $36,624,213

Reserve Account
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    Beginning Period Required Amount                                          $2,772,491
    Beginning Period Amount                                                   $2,772,491
    Net Investment Earnings                                                      $10,730
    Current Period Deposit Amount Due                                                 $0
    Current Period Deposit Amount Paid From Collection Account                        $0
    Current Period Release to Note Distribution Account                               $0
    Ending Period Required Amount                                             $2,772,491
    Current Period Release to Depositor                                               $0
    Ending Period Amount                                                      $2,772,491


Overcollateralization
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    Beginning Period Amount                                                   $2,372,037
    Ending Period Target Credit Enhancement OC Amount                         $8,916,843
    Ending Period Amount                                                      $2,692,841
    Current Period Release                                                            $0


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